Income Taxes (Details - Income tax reconciliation)	12 Months Ended
Dec. 31, 2021 USD ($)
Income Tax Disclosure [Abstract]
Expected federal income tax benefit at statutory rate	$ 216,354
State taxes	91,075
Change in valuation allowance	(307,429)
Income tax benefit	$ 0